Intangible assets - Schedule of Goodwill Originated on Acquisitions Made by the Group (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 614,363	€ 572,274	€ 455,908
Goodwill and Brand Names
Disclosure of detailed information about intangible assets [line items]
Goodwill	448,822	419,102
Goodwill and Brand Names | ZEGNA
Disclosure of detailed information about intangible assets [line items]
Goodwill	33,344	25,568
Goodwill and Brand Names | Thom Browne
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 415,478	€ 393,534